Intangible Assets - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Aggregate not significant individual intangible assets ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue growth rates (GAGR) [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.80)	(1.06)	(0.35)
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ (78,519)	¥ (237,258)	¥ (83,267)
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,217,571	¥ 4,524,074	¥ 3,711,922
Revenue growth rates (GAGR) [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.80	1.06	0.35
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 159,464	¥ 245,670	¥ 85,108
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,377,035	¥ 5,007,002	¥ 3,880,297
Pre-tax discount rates [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	1	1	1
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ (115,392)	¥ (332,500)	¥ (198,144)
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,180,698	¥ 4,428,832	¥ 3,597,045
Pre-tax discount rates [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(1)	(1)	(1)
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 244,838	¥ 373,724	¥ 217,092
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,425,536	¥ 5,135,056	¥ 4,012,281
Long term growth rate [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(1)	(1)	(1)
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ (69,639)	¥ (259,337)	¥ (146,486)
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,226,451	¥ 4,501,995	¥ 3,648,703
Long term growth rate [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	1	1	1
Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 150,419	¥ 299,236	¥ 164,796
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	¥ 1,376,870	¥ 5,060,568	¥ 3,959,985